================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947
                                                     --------------

Date of fiscal year end:    12/31
                            -----
Date of reporting period:   12/31
                            -----

================================================================================

Annual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
TAX-EXEMPT MONEY MARKET FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2009


RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH AS HIGH A LEVEL OF CURRENT
INCOME EXEMPT FROM FEDERAL INCOME TAX AS IS
CONSISTENT WITH LIQUIDITY AND STABILITY OF PRINCIPAL.


                                                 (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    4

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   17

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   19

Financial Highlights...............   20

Notes to Financial Statements......   21

Report of Independent Registered
  Public Accounting Firm...........   30

Federal Income Tax Information.....   32

Board Members and Officers.........   34

Proxy Voting.......................   38



 At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of RiverSource Tax-Exempt Money Market Fund (the
 Fund) on January 15, 2010 will vote on the merger of the Fund into RiverSource Government Money Market Fund, a Fund whose investment objectives are to preserve capital and to maximize liquidity and current income. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.



--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Tax-Exempt Money Market Fund (the Fund) gained 0.01% for the 12 months ended Dec. 31, 2009.

> The Fund's annualized simple yield was 0.01% and the annualized compound yield was also 0.01% for the seven-day period ended Dec. 31, 2009.


ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2009)
--------------------------------------------------------------------------------


                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------
RiverSource Tax-Exempt Money
  Market Fund                      +0.01%   +1.48%   +1.79%   +1.64%
---------------------------------------------------------------------


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower.

The Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. Yields will fluctuate.


--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
   X                      HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average maturity(1)  7 days
------------------------------------





(1) WEIGHTED AVERAGE MATURITY is the amount of time remaining before securities are due and principal must be repaid.

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income from tax-exempt funds may be subject to state and local taxes. Federal income tax rules will apply to any capital gains distribution.


--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  3

MANAGER COMMENTARY -------------------------------------------------------------


Dear Shareholder,

RiverSource Tax-Exempt Money Market Fund (the Fund) gained 0.01% for the 12 months ended Dec. 31, 2009. The annualized simple yield was 0.01% and the annualized compound yield was also 0.01% for the seven-day period ended Dec. 31, 2009. In most circumstances, the seven-day current yield more closely reflects the current earnings of the Fund than the total return.

SIGNIFICANT PERFORMANCE FACTORS
The annual period ended Dec. 31, 2009 was one characterized by historic shocks to the global financial system, which resulted in a liquidity freeze. In response, the Federal Reserve (the Fed) took dramatic action in an effort to restart the flow of credit, increase investor confidence and jump-start an economic recovery. All of these events had great impact on the money markets, especially during the first half of the year.

Shocks to the global financial system, which had peaked in September 2008, caused market participants to reduce risk in their investment portfolios in such dramatic fashion as to ultimately create credit, liquidity and confidence crises that lasted largely through the first quarter of 2009. In response to these crises, and in an effort to revive confidence, the Fed, the U.S. Treasury Department and the Federal Deposit Insurance Corporation (FDIC), along with several global banking bodies, created a host of unprecedented programs and a new framework within which to improve liquidity and restart the flow of credit. As all of these temporary liquidity facilities calmed the money markets, the dominant theme in the money markets during the second half of the year was low yields, as the Fed maintained the targeted federal funds rate near zero throughout.


SECTOR BREAKDOWN (at Dec. 31, 2009)
---------------------------------------------------------------------


Municipal Notes                            85.3%
------------------------------------------------
U.S. Government Agencies                   10.6%
------------------------------------------------
Other(1)                                    4.1%
------------------------------------------------


(1) Cash & Cash Equivalents


--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


In response to the credit and liquidity crises, the tax-exempt money market yield curve, or spectrum of maturities, began the annual period very steep as investors required more yield. In other words, yields at the longer-term end of the tax-exempt money market yield were higher than those at the short-term end. As credit conditions improved as the year progressed, the tax-exempt money market yield curve flattened, meaning the difference between yields at the short-term end of the tax-exempt money market yield curve and the longer-term end narrowed.

Another factor causing the tax-exempt money market yield curve to flatten was the effect of the Build America Bond program on tax-exempt issue supply. The American Recovery and Reinvestment Act (ARRA), signed into law in February 2009, created a new Build America Bond program. The program authorizes state and local governments to issue Build America Bonds as taxable bonds in 2009 and 2010 to finance any capital expenditures for which they otherwise could issue tax-exempt government bonds. State and local governments receive a direct federal subsidy payment for a portion of their borrowing costs on Build America Bonds equal to 35% of the total coupon interest paid to investments. This new program was intended to assist state and local governments in

TOP FIVE STATES(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

California                  14.9%
---------------------------------
District of Columbia         9.4%
---------------------------------
Tennessee                    8.2%
---------------------------------
Kentucky                     5.4%
---------------------------------
Texas                        5.0%
---------------------------------


(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).



  We intend to make strategic decisions to balance an enhanced liquidity profile with providing current income.






--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------



financing capital projects at lower borrowing costs and to stimulate the economy and create jobs. It also would take supply out of the tax-exempt bond market. The first Build America Bond deal came to market in April 2009, and to date, municipalities have already issued $64 billion in Build America Bonds. Expectations are for another $130 billion of these bonds to be issued in 2010.

Seeking to provide a conservative vehicle for our shareholders amidst the massive uncertainties facing the nation's financial system, we became increasingly cautious from a credit perspective as the annual period progressed.

CHANGES TO THE FUND'S PORTFOLIO
We decreased the Fund's holdings in commercial paper and increased holdings of daily and weekly resetting variable-rate demand notes that offered what we considered to be the greatest risk-adjusted yield.

We also strategically adjusted the Fund's average weighted maturity as market conditions shifted. The Fund began the 12-month period with an average weighted maturity of 17 days, as we maintained a defensive stance. During the first quarter, credit and liquidity concerns were our primary focus as financial markets were melting down. We extended the Fund's average weighted maturity somewhat during the second quarter as the Fed proactively added credit and liquidity facility to address market concerns, which improved credit conditions. The second half of the annual period was characterized by improving credit conditions but also market levels getting ahead of the recovery. We thus reduced the Fund's weighted average maturity again, as we felt the markets were beginning to become overvalued. As of Dec. 31, 2009, the average weighted maturity of the Fund was 7 days. The average weighted maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

OUR FUTURE STRATEGY
We continue to observe improvement in economic activity across a number of leading indicators. Such "green shoots" have caused us to re-think whether the Fed will continue to maintain its near-zero targeted federal funds rate too far into 2010 or whether it may ultimately have to execute its much-talked-about exit strategy sooner than many anticipate. We believe the Fed may indeed implement such an exit strategy in 2010, and we therefore intend to maintain the Fund's average weighted maturity

--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

in the 5 to 20 day range during the months ahead while prudently monitoring risk-adjusted yields. We intend to continue to evaluate new and existing credits for opportunities to pick up favorable risk-adjusted yield going forward. More importantly, perhaps, we intend to position the Fund to take advantage of a rising rate environment.

We further intend to continue to evaluate credits to maintain the Fund's high quality bias. We intend to make strategic decisions to balance an enhanced liquidity profile with providing current income. Thus, we intend to opportunistically add Fund exposure to municipal commercial paper while maintaining an emphasis on daily and weekly variable rate demand notes, which are the most liquid securities available in the tax-exempt money markets. We will, of course, continue to closely monitor economic data, Fed policy and any shifts in the tax-exempt money market yield curve, striving to strategically adjust the portfolio accordingly. We intend to continue to focus on high-quality investments with minimal credit risk while seeking competitive yields. Our objective remains seeking as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.


(PHOTO - DAN TRONSTAD)

Dan Tronstad
Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur ongoing costs including management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months Dec. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JULY 1, 2009  DEC. 31, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Actual(c)                           $1,000       $1,000.10        $1.01(d)       $1.06(d)
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000       $1,024.20        $1.02(d)       $1.07(d)
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS


       FUND'S ANNUALIZED         ACQUIRED FUND FEES AND
       EXPENSE RATIO(d)                 EXPENSES              NET FUND EXPENSES
----------------------------------------------------------------------------------
             .20%                         .01%                      .21%
----------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) Based on the actual return of +0.01% for the six months ended Dec. 31, 2009.
(d) From time to time, RiverSource Investments, LLC (the Investment Manager) and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager not limited the expenses of the Fund during the six months ended Dec. 31, 2009 the Fund's annualized expense ratio would have been 0.77%. The actual direct expenses paid would have been $3.88 and the actual direct and indirect expenses paid would have been $3.93; the hypothetical direct expenses paid would have been $3.92 and the hypothetical direct and indirect expenses paid would have been $3.97.


--------------------------------------------------------------------------------
               RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

DEC. 31, 2009
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


MUNICIPAL NOTES (85.0%)
                                                       AMOUNT
ISSUE                              EFFECTIVE         PAYABLE AT
DESCRIPTION(b,c)                     YIELD            MATURITY               VALUE(a)
ALASKA (4.1%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
 12-01-29                             0.18%          $1,700,000(d)         $1,700,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Company Project
 V.R.D.N. Series 1993B
 12-01-33                             0.18            1,800,000(d)          1,800,000
                                                                      ---------------
Total                                                                       3,500,000
-------------------------------------------------------------------------------------

CALIFORNIA (14.2%)
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Pacific Gas & Electric Company
 V.R.D.N. Series 1996F (JP Morgan Chase & Co)
 11-01-26                             0.20            2,000,000(d)          2,000,000
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
 05-01-22                             0.20            3,500,000(d)          3,500,000
Los Angeles County Metropolitan
 Transportation Authority
 Refunding Revenue Bonds
 Proposition C
 V.R.D.N. 2nd Sr Series 2009A-2
 (JP Morgan Chase Bank)
 07-01-23                             0.20            3,135,000(d)          3,135,000
State of California
 Unlimited General Obligation Bonds
 V.R.D.N. Series 2004 (Citibank)
 05-01-34                             0.23            3,500,000(d)          3,500,000
                                                                      ---------------
Total                                                                      12,135,000
-------------------------------------------------------------------------------------

COLORADO (2.3%)
Colorado Educational & Cultural
 Facilities Authority
 Revenue Bonds
 Clyford Still Museum Project
 V.R.D.N. Series 2008 (Wells Fargo Bank)
 12-01-38                             0.22            2,000,000(d)          2,000,000
-------------------------------------------------------------------------------------

CONNECTICUT (4.3%)
Connecticut State Health &
 Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2001V-2
 07-01-36                             0.18            1,800,000(d)          1,800,000
Connecticut State Health &
 Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2005Y-2
 07-01-35                             0.18              800,000(d)            800,000
Connecticut State Health &
 Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2005Y-3
 07-01-35                             0.22            1,090,000(d)          1,090,000
                                                                      ---------------
Total                                                                       3,690,000
-------------------------------------------------------------------------------------

ILLINOIS (1.5%)
Illinois Finance Authority
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 11-01-12                             0.18              300,000(d)            300,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
ISSUE                              EFFECTIVE         PAYABLE AT
DESCRIPTION(b,c)                     YIELD            MATURITY               VALUE(a)
ILLINOIS (CONT.)
Illinois International District
 Refunding Revenue Bonds
 V.R.D.N. Series 2003 (LaSalle Bank)
 01-01-23                             0.27%          $1,000,000(d)         $1,000,000
                                                                      ---------------
Total                                                                       1,300,000
-------------------------------------------------------------------------------------

INDIANA (2.9%)
City of Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 02-01-22                             0.18              300,000(d)            300,000
Purdue University
 Revenue Bonds
 Student Facilities Systems
 V.R.D.N. Series 2004A
 07-01-33                             0.20            1,300,000(d)          1,300,000
Purdue University
 Revenue Bonds
 Student Fees
 V.R.D.N. Series 2005V
 07-01-27                             0.20              890,000(d)            890,000
                                                                      ---------------
Total                                                                       2,490,000
-------------------------------------------------------------------------------------

KENTUCKY (5.2%)
City of Newport
 Revenue Bonds
 V.R.D.N. Series 2002 (U.S. Bank)
 04-01-32                             0.23            1,900,000(d)          1,900,000
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Baptist Healthcare System
 V.R.D.N. Series 2009B-1
 (JP Morgan Chase Bank)
 08-15-38                             0.23            2,500,000(d)          2,500,000
                                                                      ---------------
Total                                                                       4,400,000
-------------------------------------------------------------------------------------

MARYLAND (3.5%)
Maryland Health & Higher Education
 C.P.
 01-11-10                             0.19            3,000,000             3,000,000
-------------------------------------------------------------------------------------

MASSACHUSETTS (4.1%)
Massachusetts Health & Educational
 Facilities Authority
 Revenue Bonds
 Harvard University
 V.R.D.N. Series 1999R
 11-01-49                             0.18            3,500,000(d)          3,500,000
-------------------------------------------------------------------------------------

MINNESOTA (4.5%)
City of Robbinsdale
 Refunding Revenue Bonds
 North Memorial Health Care
 V.R.D.N. Series 2008A-4 (Wells Fargo Bank)
 05-01-33                             0.18            2,200,000(d)          2,200,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H
 (Harris Trust & Savings Bank)
 10-01-30                             0.25              600,000(d)            600,000
Southern Minnesota Municipal Power Agency
 C.P.
 01-06-10                             0.65            1,000,000             1,000,000
                                                                      ---------------
Total                                                                       3,800,000
-------------------------------------------------------------------------------------

MISSISSIPPI (2.8%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
 06-01-23                             0.20            2,400,000(d)          2,400,000
-------------------------------------------------------------------------------------

MISSOURI (4.1%)
Missouri State Health &
 Educational Facilities Authority
 Revenue Bonds
 Washington University
 V.R.D.N. Series 2004A (Wells Fargo Bank)
 02-15-34                             0.20            3,500,000(d)          3,500,000
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
ISSUE                              EFFECTIVE         PAYABLE AT
DESCRIPTION(b,c)                     YIELD            MATURITY               VALUE(a)

NEW HAMPSHIRE (4.1%)
New Hampshire Health & Education
 Facilities Authority
 Revenue Bonds
 Dartmouth College
 V.R.D.N. Series 2007A (JP Morgan Chase Bank)
 06-01-31                             0.22%          $3,495,000(d)         $3,495,000
-------------------------------------------------------------------------------------

NEW MEXICO (4.1%)
City of Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
 09-01-24                             0.21            3,500,000(d)          3,500,000
-------------------------------------------------------------------------------------

NEW YORK (3.5%)
New York State Housing Finance Agency
 Revenue Bonds
 316 11th Avenue Housing
 V.R.D.N. Series 2009
 05-15-41                             0.26            3,000,000(d)          3,000,000
-------------------------------------------------------------------------------------

RHODE ISLAND (1.2%)
Rhode Island Health & Educational
 Building Corporation
 Revenue Bonds
 Higher Education Facilities Brown University
 V.R.D.N. Series 2003B
 09-01-43                             0.17              200,000(d)            200,000
Rhode Island Health & Educational
 Building Corporation
 Revenue Bonds
 Higher Education Facilities Brown University
 V.R.D.N. Series 2005A
 05-01-35                             0.20              800,000(d)            800,000
                                                                      ---------------
Total                                                                       1,000,000
-------------------------------------------------------------------------------------

SOUTH CAROLINA (3.2%)
Count of Berkeley
 Refunding Revenue Bonds
 Amoco Chemical Company Project
 V.R.D.N. Series 1994
 07-01-12                             0.18            2,700,000(d)          2,700,000
-------------------------------------------------------------------------------------

TENNESSEE (7.8%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
 07-01-31                             0.27            1,760,000(d)          1,760,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
 07-01-34                             0.27            1,275,000(d)          1,275,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
 04-01-32                             0.27            1,745,000(d)          1,745,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                             0.27            1,875,000(d)          1,875,000
                                                                      ---------------
Total                                                                       6,655,000
-------------------------------------------------------------------------------------

TEXAS (4.8%)
City of San Antonio Electric & Gas
 C.P.
 01-11-10                             0.20            3,000,000             3,000,000
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
 10-01-24                             0.23            1,100,000(d)          1,100,000
                                                                      ---------------
Total                                                                       4,100,000
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
ISSUE                              EFFECTIVE         PAYABLE AT
DESCRIPTION(b,c)                     YIELD            MATURITY               VALUE(a)

WISCONSIN (2.8%)
Milwaukee Redevelopment Authority
 Revenue Bonds
 LaCausa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
 12-01-20                             0.15%          $2,360,000(d)         $2,360,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $72,525,000)                                                        72,525,000
-------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (10.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
DISTRICT OF COLUMBIA (9.0%)
Federal Home Loan Bank
 Disc Nts
 01-04-10                            0.001%          $4,200,000(e)         $4,200,000
Federal Natl Mtge Assn
 Disc Nts
 02-03-10                             0.08            3,500,000(e)          3,499,743
                                                                      ---------------
Total                                                                       7,699,743
-------------------------------------------------------------------------------------

VIRGINIA (1.5%)
Federal Home Loan Mtge Corp
 Disc Nts
 02-03-10                             0.07            1,300,000(e)          1,299,917
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $8,999,660)                                                         $8,999,660
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.1%)
                                                       SHARES                VALUE(a)
JPMorgan Tax-Free Money Market Fund                  3,493,845             $3,493,845
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,493,845)                                                         $3,493,845
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $85,018,505)(f)                                                    $85,018,505
=====================================================================================






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2009.

(e) For zero coupons, the interest rate disclosed (0.001%) represents the annualized effective yield from the date of acquisition to maturity.

(f) Also represents the cost of securities for federal income tax purposes at Dec. 31, 2009.



--------------------------------------------------------------------------------
14  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                FAIR VALUE AT DEC. 31, 2009
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Short-Term Securities
  Municipal Notes                       $--       $72,525,000         $--        $72,525,000
  U.S. Government Agencies                          8,999,660                      8,999,660
--------------------------------------------------------------------------------------------
Total Short-Term
  Securities                             --        81,524,660          --         81,524,660
--------------------------------------------------------------------------------------------
Other
  Unaffiliated Money
    Market Fund(a)                3,493,845                --          --          3,493,845
--------------------------------------------------------------------------------------------
Total Other                       3,493,845                --          --          3,493,845
--------------------------------------------------------------------------------------------
Total                            $3,493,845       $81,524,660         $--        $85,018,505
--------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
16  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
DEC. 31, 2009


ASSETS
Investments in securities, at value:
  Unaffiliated issuers (identified cost $81,524,660)               $ 81,524,660
  Money market fund (identified cost $3,493,845)                      3,493,845
-------------------------------------------------------------------------------
Total investments in securities (identified cost $85,018,505)       85,018,505
Cash                                                                   655,371
Capital shares receivable                                              336,620
Dividends and accrued interest receivable                                11,955
-------------------------------------------------------------------------------
Total assets                                                         86,022,451
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                           23
Capital shares payable                                                 586,006
Accrued investment management services fees                                775
Accrued distribution fees                                               14,846
Accrued transfer agency fees                                               253
Accrued administrative services fees                                       141
Other accrued expenses                                                   60,902
-------------------------------------------------------------------------------
Total liabilities                                                       662,946
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 85,359,505
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    853,921
Additional paid-in capital                                           84,506,123
Accumulated net realized gain (loss)                                       (539)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 85,359,505
-------------------------------------------------------------------------------
Shares outstanding                                                   85,392,097
-------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock             $       1.00
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED DEC. 31, 2009


INVESTMENT INCOME
Income:
Interest                                                           $ 335,432
Income distributions from money market fund                            8,250
----------------------------------------------------------------------------
Total income                                                         343,682
----------------------------------------------------------------------------
Expenses:
Investment management services fees                                  330,341
Distribution fees                                                    100,103
Transfer agency fees                                                 100,060
Administrative services fees                                          60,062
Compensation of board members                                          2,998
Custodian fees                                                         7,030
Printing and postage                                                  38,575
Registration fees                                                     31,750
Professional fees                                                     32,390
Temporary guarantee program participation fees                        39,423
Other                                                                  8,998
----------------------------------------------------------------------------
Total expenses                                                       751,730
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                      (418,970)
----------------------------------------------------------------------------
Total net expenses                                                   332,760
----------------------------------------------------------------------------
Investment income (loss) -- net                                       10,922
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                        135
----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $  11,057
----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED DEC. 31,                                                    2009           2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                               $      10,922  $   1,907,511
Net realized gain (loss) on investments                                 135         22,110
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                         11,057      1,929,621
------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                             (10,696)    (1,907,737)
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS AT CONSTANT $1 NET ASSET VALUE
Proceeds from sales of shares                                    89,765,776    199,254,046
Net asset value of shares issued for reinvestment of
  distributions                                                      11,715      1,891,912
Payments for redemptions of shares                             (143,334,345)  (204,662,330)
------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                  (53,556,854)    (3,516,372)
------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (53,556,493)    (3,494,488)
Net assets at beginning of year                                 138,915,998    142,410,486
------------------------------------------------------------------------------------------
Net assets at end of year                                     $  85,359,505  $ 138,915,998
------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                      $          --  $        (226)
------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  19

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Total returns assume reinvestment of all dividends and distributions.

                                                                  YEAR ENDED DEC. 31,
                                                   -------------------------------------------------
PER SHARE DATA                                      2009       2008       2007       2006       2005
Net asset value, beginning of period               $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                .00(a)     .01        .03        .03        .02
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                (.00)(a)   (.01)      (.03)      (.03)      (.02)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                     $1.00      $1.00      $1.00      $1.00      $1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                        .01%      1.38%      3.09%      2.79%(b)   1.71%
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(C)
Gross expenses prior to expense
 waiver/reimbursement                               .75%       .69%       .70%       .73%       .74%
----------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            .33%       .69%(e)    .63%(e)    .73%       .74%
----------------------------------------------------------------------------------------------------
Net investment income                               .01%      1.36%      2.99%      2.70%      1.68%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $85       $139       $142       $118       $120
----------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) The Fund received a one time reimbursement by Ameriprise Financial for additional earnings from overnight cash balances determined to be owed for prior years. Had the Fund not received this reimbursement, the total return would have been lower by 0.05%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.68% and 0.61% for the years ended Dec. 31, 2008 and 2007, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Tax-Exempt Money Market Fund (the Fund) is a series of RiverSource Tax-Exempt Money Market Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Tax-Exempt Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in debt obligations.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium and discount, is recognized daily.


--------------------------------------------------------------------------------
22  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




3. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.33% to 0.15% as the Fund's net assets increase. The management fee for the year ended Dec. 31, 2009 was 0.33% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the year ended Dec. 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended Dec. 31, 2009, other expenses paid to this company were $944.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual fee of $22 per shareholder account for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.10% of the Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Dec. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses (excluding fees and expenses of acquired funds*) such that net expenses were equal to 0.33% of the Fund's average daily net assets. From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.

TEMPORARY MONEY MARKET FUND GUARANTY PROGRAM
On Oct. 6, 2008, the Fund applied to participate in the initial term of the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds (the Program), through Dec. 18, 2008 (the Initial Term), after obtaining the approval of the Board, including a majority of the independent directors. On Dec. 2, 2008, the Board approved the Fund's participation in an extension of the Program through April 30, 2009 (the First Extended Term). On April 8, 2009, the Board approved the Fund's participation in an extension of the Program through Sept. 18, 2009 (the Second Extended Term). The Fund filed the extension notice with the U.S. Department of Treasury on April 13, 2009 to participate in the Second Extended Term of the Program.

During the year ended Dec. 31, 2009, the Fund paid an upfront fee to the U.S. Department of Treasury to participate in the Program. The fee to participate in the Second Extended Term of the Program through Sept. 18, 2009, required a payment in the amount of 0.015% of the Fund's net asset value as of Sept. 19, 2008. The fees were amortized over the period of the participation in the Program and are shown on the Fund's Statement of Operations. The cost to participate was borne by the Fund without regard to any contractual expense limitation currently in effect, if any. However, to the extent the Investment Manager voluntarily limited the expenses of the Fund for the purposes of supporting its yield, the cost to

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and unaffiliated pooled investment vehicles (including mutual funds and exchange-traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

--------------------------------------------------------------------------------
24  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





participate in the Program may have been absorbed by the Investment Manager. The Program expired on the close of business on Sept. 18, 2009.

4. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended Dec. 31, 2009.

5. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal

--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED DEC. 31,                            2009      2008
----------------------------------------------------------------
Distributions paid from:
    Ordinary income*                         $10,696  $1,907,737


* Tax-exempt interest distributions were 78.44% and 99.10% of cash basis distributions paid for the years ended Dec. 31, 2009 and 2008, respectively.

At Dec. 31, 2009, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income.....................  $ 1,909
Undistributed accumulated long-term gain..........  $     0
Accumulated realized loss.........................  $  (538)
Unrealized appreciation (depreciation)............  $(1,887)


For federal income tax purposes, the Fund had a capital loss carry-over of $538 at Dec. 31, 2009, that if not offset by capital gains will expire in 2013. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

6. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Feb. 22, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of RiverSource Tax-Exempt Money Market Fund has authorized and approved the proposed merger of the Fund into RiverSource Government Money Market Fund. At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of the Fund on Jan. 15, 2010 will vote on the merger. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.


--------------------------------------------------------------------------------
26  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------




7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in

--------------------------------------------------------------------------------
28  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------





connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  29

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Tax-Exempt Money Market Fund (the
Fund) of the RiverSource Tax-Exempt Money Market Series, Inc. as of December 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through December 31, 2006, were audited by other auditors whose report dated February 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
30  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Tax-Exempt Money Market Fund of the RiverSource Tax-Exempt Money Market Series, Inc. at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
February 22, 2010


--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  31

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2010, to determine the calendar year amounts to be included on their 2009 tax returns. Tax-exempt distributions may be subject to state and local taxes. Shareholders should consult a tax advisor about reporting this income for state and local tax purposes.

Fiscal year ended Dec. 31, 2009

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     78.44%


Tax-exempt distributions are exempt from federal income taxes and should not be included in the shareholders' gross income.

The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

SOURCE OF INCOME BY STATE
Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended Dec. 31, 2009 are listed below.

Alabama...........................................   5.360%
Alaska............................................   1.911
Arizona...........................................   3.370
California........................................   3.926
Colorado..........................................   2.209
Connecticut.......................................   1.528
Florida...........................................   0.064
Idaho.............................................   5.188
Illinois..........................................   4.793
Indiana...........................................   1.488
Kentucky..........................................   4.560
Louisiana.........................................   1.031
Maryland..........................................   2.778
Massachusetts.....................................   2.500
Michigan..........................................   2.998
Minnesota.........................................  12.105
Mississippi.......................................   2.154
Missouri..........................................   0.550
New Hampshire.....................................   1.979
New Mexico........................................   4.005
New York..........................................   2.398


--------------------------------------------------------------------------------
32  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------


Ohio..............................................   0.214%
Oregon............................................   7.724
Pennsylvania......................................   0.580
Rhode Island......................................   0.569
South Carolina....................................   0.233
Tennessee.........................................   6.100
Texas.............................................  13.847
Washington........................................   0.617
Washington, D.C. .................................   0.783
Wisconsin.........................................   2.304
Wyoming...........................................   0.134




--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  33

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds, which includes 100 RiverSource funds and 32 Seligman funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1999                  Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 2007,           College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member since                                                             irrigation systems)
Age 71                     2002

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
34  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member since    Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      2008                  former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member since    Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      2008                  President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  35

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds (for RiverSource and Threadneedle funds) or seligman.com (for Seligman funds).

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 44                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
36  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  2006                  LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474                            and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 2009    Ameriprise Certificate Company and RiverSource Service
New York, NY 10010                               Corporation since 2009; Chief Compliance Officer for
Age 58                                           each of the Seligman funds since 2004; Anti-Money
                                                 Laundering Prevention Officer and Identity Theft
                                                 Prevention Officer for each of the Seligman funds since
                                                 2008; Managing Director, J. & W. Seligman & Co.
                                                 Incorporated and Vice-President for each of the
                                                 Seligman funds, 2004-2008
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 2004 and        Ameriprise Financial, Inc. since 2005; Compliance
Minneapolis, MN 55474      Identity Theft        Director, Ameriprise Financial, Inc., 2004-2008
Age 46                     Prevention Officer
                           since 2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT  37

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
38  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- 2009 ANNUAL REPORT

RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                             S-6433 AG (3/10)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

        (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

        (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                          2009 - $22,559              2008 - $21,885

(b) Audit-Related Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional audit-related services rendered related to the semiannual financial statement review and the transfer agent 17Ad-13 review for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                          2009 - $427                 2008 - $375

(c) Tax Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                          2009 - $6,074               2008 - $3,180

(d) All Other Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Tax-Exempt Money Market Series, Inc. were as follows:

                          2009 - $0                   2008 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2009 and 2008 were pre-approved by the audit committee.

(f)    Not applicable.

(g) Non-Audit Fees. The fees for the year ended Dec. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                          2009 - $805,187             2008 - $585,255

(h) 100% of the services performed in item (g) above during 2009 and 2008 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)    The complete schedule of investments is included in Item 1 of this Form
       N-CSR.

(b)    Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

          (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

          (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

          (a)(3) Not applicable.

          (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    RiverSource Tax-Exempt Money Market Series, Inc.

By    /s/ Patrick T. Bannigan
      -----------------------------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date  March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Patrick T. Bannigan
      -----------------------
      Patrick T. Bannigan
      President and Principal Executive Officer

Date  March 5, 2010

By    /s/ Jeffrey P. Fox
      ------------------
      Jeffrey P. Fox
      Treasurer and Principal Financial Officer

Date  March 5, 2010